FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about financial instruments [abstract]
Disclosure of detailed information about financial instruments [text block]
The following table summarizes information relating to Vermilion’s financial instruments:

	As at Dec 31, 2017		As at Dec 31, 2016
	Carrying value	Fair value	Carrying value	Fair value
FINANCIAL ASSETS
Held for trading
Cash and cash equivalents	46,561	46,561	62,775	62,775
Derivative assets	20,540	20,540	5,493	5,493
Loans and receivables
Accounts receivable	165,760	165,760	131,719	131,719

FINANCIAL LIABILITIES
Held for trading
Derivative liabilities	(91,253)	(91,253)	(75,144)	(75,144)
Other financial liabilities
Accounts payable and accrued liabilities	(219,084)	(219,084)	(181,557)	(181,557)
Dividends payable	(26,256)	(26,256)	(25,426)	(25,426)
Long-term debt	(1,270,330)	(1,274,891)	(1,362,192)	(1,362,192)

Disclosure Of Detailed Information On Sensitivity Of Fair Value Measures Explanatory [Text Block]
The following table summarizes the increase (positive values) or decrease (negative values) to net earnings before tax due to a change in the value of Vermilion’s financial instruments as a result of a change in the relevant market risk variable. This analysis does not attempt to reflect any interdependencies between the relevant risk variables.

($M)	Dec 31, 2017	Dec 31, 2016
Currency risk - Euro to Canadian dollar
$0.01 increase in strength of the Canadian dollar against the Euro	(4,607)	(859)
$0.01 decrease in strength of the Canadian dollar against the Euro	4,607	859

Currency risk - US dollar to Canadian dollar
$0.01 increase in strength of the Canadian dollar against the US $	2,239	(9,184)
$0.01 decrease in strength of the Canadian dollar against the US $	(2,239)	9,184

Commodity price risk - Crude oil
US $5.00/bbl increase in crude oil price used to determine the fair value of derivatives	(21,616)	(26,513)
US $5.00/bbl decrease in crude oil price used to determine the fair value of derivatives	19,845	18,882

Commodity price risk - European natural gas
€ 0.5/GJ increase in European natural gas price used to determine the fair value of derivatives	(32,642)	36,999
€ 0.5/GJ decrease in European natural gas price used to determine the fair value of derivatives	25,321	(33,019)

Disclosure of maturity analysis for non-derivative financial liabilities [text block]
The following table summarizes Vermilion’s undiscounted non-derivative financial liabilities and their contractual maturities:

		1 month to	3 months to	1 year to
($M)	1 month	3 months	1 year	5 years
December 31, 2017	99,092	138,273	7,974	912,306
December 31, 2016	79,509	120,233	7,241	1,377,819